FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES	12 Months Ended
Dec. 31, 2020
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES

NOTE 5. FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES

5.1   Financial assets investments

The Bank’s securities portfolios at fair value through profit or loss, other comprehensive income and at amortized cost are listed below, as of December 31, 2020 and 2019:

As of December 31, 2020

	Measurement methodology
Financial assets investments	Fair value through		Fair value through other		Total carrying
	profit or loss		comprehensive income	Amortized cost	value
In millions of COP
Securities issued by the Colombian Government(1)	10,439,978		2,552,041	126,392	13,118,411
Securities issued by foreign governments(2)	4,234,799		4,815,053	384,607	9,434,459
Securities issued by government entities	72,401		-	2,446,892	2,519,293
Corporate bonds	102,301		99,152	1,935,096	2,136,549
Securities issued by other financial institutions(3)	721,735		772,735	261,614	1,756,084
Total debt instruments	15,571,214		8,238,981	5,154,601	28,964,796
Total equity securities	69,426	(4)	518,781		588,207
Total financial assets investments					29,553,003
(1)	Increase mainly due to purchases in obligatory investments TDS. See Note 2.E.10.
(2)	Increase mainly due to purchases in investments in US Government.
(3)

Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 159,075. For further information on TIPS’ fair value measurement see Note 30 fair value of assets and liabilities.

(4)

In 2020 the Bank consolidated certain equity securities that are controlled through its subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, due to the control definition is met according to IFRS 10. This equity securities are considered as a business, because of its capacity to generate income. These equity securities in 2019 amounted to COP 573,592.

As of December 31, 2019

	Measurement methodology
Financial assets investments	Fair value through	Fair value through other		Total carrying
	profit or loss	comprehensive income	Amortized cost	value
In millions of COP
Securities issued by the Colombian Government	5,688,942	-	91,230	5,780,172
Securities issued by foreign governments	1,076,231	3,595,773	309,603	4,981,607
Securities issued by government entities	71,792	-	1,827,127	1,898,919
Corporate bonds	108,904	55,059	1,585,561	1,749,524
Securities issued by other financial institutions(1)	724,880	254,025	205,203	1,184,108
Total debt instruments	7,670,749	3,904,857	4,018,724	15,594,330
Total equity securities	718,270	510,154		1,228,424
Total financial assets investments				16,822,754
(1)

Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 198,115. For further information on TIPS' fair value measurement see Note 30 fair value of assets and liabilities.

The following tables set forth the debt instruments portfolio by maturity:

As of December 31, 2020

	Less than 1	Between 1 and 3	Between 3 and 5	Greater than 5
	year	years	years	years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by the Colombian Government	1,677,621	4,936,287	2,551,658	1,274,412	10,439,978
Securities issued by foreign governments	3,831,724	13,683	13,197	376,195	4,234,799
Securities issued by other financial institutions	159,674	196,538	175,621	189,902	721,735
Corporate bonds	9,339	40,389	27,412	25,161	102,301
Securities issued by government entities	66,725	110	1,338	4,228	72,401
Subtotal	5,745,083	5,187,007	2,769,226	1,869,898	15,571,214
Fair value through other comprehensive income
Securities issued by foreign governments	2,840,523	1,127,176	257,456	589,898	4,815,053
Securities issued by the Colombian Government	2,552,041	-	-	-	2,552,041
Securities issued by other financial institutions	577,109	53,135	-	142,491	772,735
Corporate bond	36,595	-	-	62,557	99,152
Subtotal	6,006,268	1,180,311	257,456	794,946	8,238,981
Securities at amortized cost
Securities issued by government entities	2,446,892	-	-	-	2,446,892
Corporate bonds	-	272,347	275,660	1,387,089	1,935,096
Securities issued by foreign governments	8,847	15,540	69,765	290,455	384,607
Securities issued by other financial institutions	42,811	152,629	47,857	18,317	261,614
Securities issued by the Colombian Government	28,366	-	98,026	-	126,392
Subtotal	2,526,916	440,516	491,308	1,695,861	5,154,601
Total debt instruments	14,278,267	6,807,834	3,517,990	4,360,705	28,964,796

For further information related to disclosures of the fair value of securities, please see Note 30 Fair value of assets and liabilities.

As of December 31, 2019

	Less than 1	Between 1 and 3	Between 3 and 5	Greater than 5
	year	years	years	years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by the Colombian Government	1,527,763	3,379,950	125,094	656,135	5,688,942
Securities issued by foreign governments	827,285	17,009	13,600	218,337	1,076,231
Securities issued by other financial institutions	157,976	281,681	60,699	224,524	724,880
Corporate bonds	10,003	34,468	24,998	39,435	108,904
Securities issued by government entities	1,533	61,776	368	8,115	71,792
Subtotal	2,524,560	3,774,884	224,759	1,146,546	7,670,749
Fair value through other comprehensive income
Securities issued by foreign governments	1,664,182	1,119,316	414,961	397,314	3,595,773
Securities issued by other financial institutions	105,894	-	-	148,131	254,025
Corporate bond	9,453	-	-	45,606	55,059
Subtotal	1,779,529	1,119,316	414,961	591,051	3,904,857
Securities at amortized cost
Securities issued by government entities	1,827,127	-	-	-	1,827,127
Corporate bonds	-	244,498	361,111	979,952	1,585,561
Securities issued by foreign governments	6,304	19,963	1,285	282,051	309,603
Securities issued by other financial institutions	77,264	127,939	-	-	205,203
Securities issued by the Colombian Government	-	13,635	77,595	-	91,230
Subtotal	1,910,695	406,035	439,991	1,262,003	4,018,724
Total debt instruments	6,214,784	5,300,235	1,079,711	2,999,600	15,594,330

For further information related to disclosures of the fair value of securities, please see Note 30 Fair value of assets and liabilities.

The Bank has recognized in the consolidated statement of comprehensive income COP (100,469) in 2020, COP 43,889 in 2019 and COP 33,838 in 2018 related to equity securities and trust funds at fair value through OCI. See Consolidated Statement of Comprehensive Income.

Equity securities that have been designated to be measured at fair value through OCI are considered strategic for the Bank and, thus, there is no intention to sell them in the foreseeable future and that is the main reason for using this presentation alternative.

The following table details the equity instruments designated at fair value through other comprehensive income analyzed by listing status:

	Carrying amount
Equity securities	December 31, 2020	December 31, 2019
In millions of COP
Securities at fair value through OCI:
Equity securities listed in Colombia	70,155	69,279
Equity securities listed in foreign countries	5,415	6,352
Equity securities unlisted:
TELERED	101,988	114,906
Asociación Gremial de Instituciones Financieras Credibanco S.A.	99,553	96,539
Compañía De Procesamiento de Medios de Pago Guatemala (Bahamas), S. A.(1)	46,889	19,012
Fondo Renta Fija Valor(2)	24,855	82
Cámara de Riesgo Central de Contraparte de Colombia S.A.(3)	5,482	3,348
Transacciones y Transferencias, S. A.	5,248	4,557
500 Luchadores II, L.P.	4,811	3,918
CADENALCO	3,908	3,163
Others(4)	150,477	188,998
Total equity securities at fair value through OCI	518,781	510,154
(1)	Higher valuation due by the increase of income by higher digital transaccions.
(2)	Higher purchases in this fund by Banistmo S.A.
(3)	Higher purchases by Bancolombia amounting to COP 2,134.
(4)	Decrease due mainly to payments received by residual rights amounting to COP 54,724

During 2020,  2019 and 2018 no impairment loss was recognized on equity securities. Dividends received from equity investments at fair value through OCI held as of December 31, 2020, 2019 and 2018 amounted to COP 13,567, COP 10,498 and COP 13,105, respectively. See Note 25.5 Dividends and net income on equity investments.

Equity investments do not have a specific maturity date; therefore, they are not included in the maturity detail.

The detail of the securities pledged as collateral as of December 31, 2020 and 2019 is as follows:

As of December 31, 2020

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in money market
Securities issued by the Colombian Government	Less than 3 months	TES - Treasury instruments	59,803
Securities issued by the Colombian Government	Between 3 and 6 months	TES - Treasury instruments	287,816
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	1,742,072
Securities issued by foreign governments	Between 6 and 12 months	Bonds	89,245
Securities issued by foreign governments	Greater than 12 months	Bonds	82,380
Subtotal investments pledged as collateral in money market			2,261,316
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Between 3 and 6 months	TES - Treasury instruments	49,624
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	340,222
Subtotal investments pledged as collateral in derivative operations			389,846
Total securities pledged as collateral			2,651,162

As of December 31, 2019

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in money market
Securities issued by the Colombian Government	Less than 3 months	TES-Treasury instruments	49,591
Securities issued by the Colombian Government	Greater than 12 months	TES-Treasury instruments	709,439
Securities issued by foreign governments	Greater than 12 months	Bonds	131,086
Subtotal investments pledged as collateral in money market			890,116
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Less than 3 months	TES - Treasury instruments	114,060
Securities issued by the Colombian Government	Between 6 and 12 months	TES - Treasury instruments	8,150
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	101,229
Equity securities listed in stock market	Permanent	Stocks	7,664
Subtotal investments pledged as collateral in derivative operations			231,103
Total securities pledged as collateral			1,121,219

The following table shows the breakdown of the changes in the gross carrying amount of the debt securities at Fair value through other comprehensive income and Amortized cost, in order to explain their significance to the changes in the loss allowance for the same portfolio as discussed above:

As of December 31, 2020

Debt instruments portfolio measure at fair value through OCI and amortized cost	Stage 1	Stage 2	Total
In millions of COP
Gross carrying amount as at 1 January 2020	7,827,746	95,835	7,923,581
Sales and maturities	(4,562,773)	-	(4,562,773)
Purchases	9,830,079	56,645	9,886,724
Valuation and payments	(12,681)	(595)	(13,276)
Foreign exchange	154,783	4,543	159,326
Gross carrying amount as at 31 December 2020	13,237,154	156,428	13,393,582

As of December 31, 2019

Debt instruments portfolio measure at fair value through OCI and amortized cost	Stage 1	Stage 2	Total
In millions of COP
Gross carrying amount as at 1 January 2019	6,785,507	26,159	6,811,666
Change in measurement(1)	12,645	-	12,645
Sales and maturities	(3,596,773)	(393)	(3,597,166)
Purchases	4,670,615	69,592	4,740,207
Valuation and payments	(71,124)	260	(70,864)
Foreign exchange	26,876	217	27,093
Gross carrying amount as at 31 December 2019	7,827,746	95,835	7,923,581
(1)	Changes in measurement took place on a corporate bond of Banco Agrícola S.A. debt instruments portfolio from fair value through profit or loss to amortized cost.

The following shows provisions detail for the debt instruments portfolio using the expected credit losses model:

As of December 31, 2020

Concept	Stage 1	Stage 2	Total
In millions of COP
Securities at amortized cost	4,998,173	156,428	5,154,601
Carrying amount	5,032,673	161,054	5,193,727
Loss allowance	(34,500)	(4,626)	(39,126)
Securities at fair value through other comprehensive income	8,238,981	-	8,238,981
Total debt instruments portfolio measure at fair value through OCI and amortized cost	13,237,154	156,428	13,393,582

As of December 31, 2019

Concept	Stage 1	Stage2	Total
In millions of COP
Securities at amortized cost	3,922,889	95,835	4,018,724
Carrying amount	3,933,039	97,423	4,030,462
Loss allowance	(10,150)	(1,588)	(11,738)
Securities at fair value through other comprehensive income	3,904,857	-	3,904,857
Total debt instruments portfolio measure at fair value through OCI and amortized cost	7,827,746	95,835	7,923,581

The changes in the allowance are mainly due to the application of the expected credit losses model to debt instruments measured at amortized cost.

The following table sets forth the changes in the allowance for debt instruments measured at amortized cost and fair value through other comprehensive income:

As of December 31, 2020

Concept	Stage 1	Stage 2	Total
In millions of COP
Loss allowance of January 1, 2020	13,013	1,588	14,601
Sales and maturities	(6,313)	-	(6,313)
New debt instruments purchased	19,856	3,429	23,285
Remeasurement	10,872	(466)	10,406
Foreign exchange	317	75	392
Loss allowance of December 31, 2020	37,745	4,626	42,371

The increase in loss allowance is due to higher risk in all issuers in Bank’s investment portfolio.

As of December 31, 2019

Concept	Stage 1	Stage 2	Total
In millions of COP
Loss allowance of January 1, 2019	14,174	609	14,783
Change in measurement(1)	228	-	228
Sales and maturities	(6,599)	(1)	(6,600)
New debt instruments purchased	5,235	1,234	6,469
Remeasurement	(89)	(259)	(348)
Foreign exchange	64	5	69
Loss allowance of December 31, 2019	13,013	1,588	14,601
(1)	Changes in measurement took place on a corporate bond of Banco Agrícola S.A. debt instruments portfolio from fair value through profit or loss to amortized cost.

The increase in stage 2 is due to purchases of Securities issued by the Guatemalan government.

As of December 31, 2018

Concept	Stage 1	Stage 2	Total
In millions of COP
Loss allowance of January 1, 2018	8,932	6,797	15,729
Remeasurement	4,730	(1,956)	2,774
Transfer to stage 1	488	(488)	-
New debt instruments purchased	6,693	-	6,693
Sales and maturities	(6,673)	(3,750)	(10,423)
Foreign exchange	4	6	10
Loss allowance of December 31, 2018	14,174	609	14,783

The decrease in stage 2 is due to changes in debt instruments to stage 1 due to improvements in portfolio’s credit risk and a better performance of the Salvadorian economy due to an increase of the received remittances.

5.2   Derivative financial instruments

The Bank derivative activities do not give rise to significant open positions in portfolios of derivatives. The Bank enters into derivative transactions to facilitate customer business, for hedging purposes and arbitrage activities, such as forwards, options or swaps where the underlying are exchange rates, interest rates and securities.

A swap agreement is a contract between two parties to exchange cash flows based on specified underlying notional amounts, assets and/or indices. Financial futures and forward settlement contracts are agreements to buy or sell a quantity of a financial instrument (including another derivative financial instrument), index, currency or commodity at a predetermined rate or price during a period or at a date in the future. Futures and option contracts are standardized agreements for future delivery, traded on exchanges that typically act as a platform.

For further information related to the objectives, policies and processes for managing the Bank’s risk, please see Note 31 Risk management.

The following table sets forth the carrying values of the Bank’s derivatives by type of risk as of December 31, 2020 and 2019:

Derivatives	December 31, 2020	December 31, 2019
In millions of COP
Forwards
Assets
Foreign exchange contracts	975,125	715,365
Equity contracts	1,688	2,143
Subtotal assets	976,813	717,508
Liabilities
Foreign exchange contracts	(880,614)	(768,015)
Equity contracts	(15,333)	(4,346)
Subtotal liabilities	(895,947)	(772,361)
Total forwards	80,866	(54,853)
Swaps
Assets
Foreign exchange contracts	947,053	757,296
Interest rate contracts	840,042	372,553
Subtotal assets	1,787,095	1,129,849
Liabilities
Foreign exchange contracts	(615,625)	(652,610)
Interest rate contracts	(803,153)	(377,341)
Subtotal liabilities	(1,418,778)	(1,029,951)
Total swaps	368,317	99,898
Options
Assets
Foreign exchange contracts	36,811	55,598
Subtotal assets	36,811	55,598
Liabilities
Foreign exchange contracts	(66,601)	(58,500)
Subtotal liabilities	(66,601)	(58,500)
Total options	(29,790)	(2,902)
Derivative assets	2,800,719	1,902,955
Derivative liabilities	(2,381,326)	(1,860,812)

The table below present the notional amounts of the derivatives contracts as of December 31, 2020 and 2019:

Derivatives	December 31, 2020	December 31, 2019
In millions of COP
Forwards
Assets
Foreign exchange contracts	21,850,683	14,682,330
Equity contracts	202,075	790,715
Subtotal assets	22,052,758	15,473,045
Liabilities
Foreign exchange contracts	(21,869,963)	(16,753,243)
Equity contracts	(2,832,595)	(1,781,398)
Subtotal liabilities	(24,702,558)	(18,534,641)
Total forwards	(2,649,800)	(3,061,596)
Swaps
Assets
Foreign exchange contracts	9,785,196	8,974,412
Interest rate contracts	27,496,792	27,128,780
Subtotal assets	37,281,988	36,103,192
Liabilities
Foreign exchange contracts	(4,956,902)	(8,322,241)
Interest rate contracts	(15,130,999)	(17,995,622)
Subtotal liabilities	(20,087,901)	(26,317,863)
Total swaps	17,194,087	9,785,329
Options
Assets
Foreign exchange contracts	1,702,445	2,445,445
Subtotal assets	1,702,445	2,445,445
Liabilities
Foreign exchange contracts	(1,598,200)	(2,412,778)
Subtotal liabilities	(1,598,200)	(2,412,778)
Total options	104,245	32,667
Futures
Assets
Foreign exchange contracts	8,302,204	5,826,363
Equity contracts	-	4
Subtotal assets	8,302,204	5,826,367
Liabilities
Foreign exchange contracts	(5,975,467)	(492)
Equity contracts	-	(4)
Others	(750,000)	-
Subtotal liabilities	(6,725,467)	(496)
Total futures	1,576,737	5,825,871
Derivative assets	69,339,395	59,848,049
Derivative liabilities	(53,114,126)	(47,265,778)

The following table sets forth the remaining contractual life of the derivatives portfolio:

As of December 31, 2020

	Forwards	Swaps	Options	Total
In millions of COP
Assets	976,813	1,787,095	36,811	2,800,719
Less than 1 year	971,321	268,929	34,865	1,275,115
Between 1 and 3 years	5,492	625,533	1,946	632,971
Greater than 3 years	-	892,633	-	892,633
Liabilities	(895,947)	(1,418,778)	(66,601)	(2,381,326)
Less than 1 year	(876,888)	(181,920)	(62,094)	(1,120,902)
Between 1 and 3 years	(19,059)	(412,431)	(4,507)	(435,997)
Greater than 3 years	-	(824,427)	-	(824,427)

As of December 31, 2019

	Forwards	Swaps	Options	Total
In millions of COP
Assets	717,508	1,129,849	55,598	1,902,955
Less than 1 year	712,990	281,412	51,475	1,045,877
Between 1 and 3 years	4,518	364,797	4,123	373,438
Greater than 3 years	-	483,640	-	483,640
Liabilities	(772,361)	(1,029,951)	(58,500)	(1,860,812)
Less than 1 year	(757,560)	(259,645)	(51,686)	(1,068,891)
Between 1 and 3 years	(14,801)	(311,324)	(6,814)	(332,939)
Greater than 3 years	-	(458,982)	-	(458,982)

Collateral for derivatives

The table below presents the collateral amounts posted under derivatives contracts as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
In millions of COP
Collateral granted	641,795	522,253
Collateral received	(570,097)	(324,768)

Day one gains or (losses)

If an asset has been acquired or a liability has been assumed in a market transaction, it could be assumed that the transaction price is the fair value of the asset or liability. However, the fair value of the financial asset or liability at the time of initial recognition may be different from the transaction price, because the fair value includes variables in its valuation technique that include market information, such as interest rate yield curves, currencies rates, indicators, default factors among others. When the values are not equal, the asset or liability must be measured at fair value and the difference between the transaction price and the fair value must be recognized as follows:

•

If fair value is evidenced by Level 1 inputs or is based on a valuation technique that uses only observable market data, the Group must recognize the difference as a gain or loss on initial recognition directly in the income statement.

•	In all other circumstances, the entire day 1 gain or loss is deferred and is recognized in the income statement over the life of the transaction.

The table below presents the unrecognised gains or (losses) for derivatives trading at the initial moment, due to used of valuation techniques for which nota ll inputs were observable market data:

As of December 31, 2020

	Forward	Swaps	Opciones	Total
In millions of COP
Balance at January 1, 2020	6,666	15,736	26,572	48,974
Increase due to new trades	321,006	21,481	79,181	421,668
Reduction due to amortization	(293,579)	(9,250)	(77,180)	(380,009)
Reduction due to sale or transfer	(4,991)	(983)	(7,121)	(13,095)
Balance at December 31, 2020	29,102	26,984	21,452	77,538

As of December 31, 2019

	Forward	Swaps	Opciones	Total
In millions of COP
Balance at January 1, 2019	4,711	16,052	33,977	54,740
Increase due to new trades	37,961	3,475	64,414	105,850
Reduction due to amortization	(35,500)	(1,968)	(64,791)	(102,259)
Reduction due to sale or transfer	(506)	(1,823)	(7,028)	(9,357)
Balance at December 31, 2019	6,666	15,736	26,572	48,974

Hedge accounting

The Bank, through Banistmo, has entered into derivatives to manage its interest risk. Those derivatives are designated as hedging instruments to protect the Bank against changes in the fair value of Banistmo´s position in debt instruments issued by the Panamanian Government (fair value hedge). The hedge effectiveness assessment is performed on a monthly basis consistently throughout the hedging relationship. For fair value hedges, the changes in value of the hedging derivative, as well as the changes in value of the related hedged item concerning to the risk hedged, are reflected in the statement of income in the line “Interest and valuation on financial instruments”.

Fair value hedging

As of December 31, 2020 and 2019, Banistmo has designated 8 derivative contracts (Interest rate swaps), as fair value hedging instruments with maturity dates ranging from July 2022.

The following table contains details of the hedged expresures covered by the Group’s hedging strategies:

December 31, 2020
In millions of COP
	Carrying amount of hedged	Accumulated amount of fair value
	item	adjustments on the hedged item	Balance sheet line item
	Assets	Liabilities
Fair value hedges
Interest rate
- Fixed rate	300,959	(11,182)	Financial assets investments

December 31, 2020
In thousands of USD
	Carrying amount of hedged	Accumulated amount of fair value
	item	adjustments on the hedged item	Balance sheet line item
	Assets	Liabilities
Fair value hedges
Interest rate
- Fixed rate	87,679	(3,258)	Financial assets investments

December 31, 2019
In millions of COP
	Carrying amount of hedged	Accumulated amount of fair value
	item	adjustments on the hedged item	Balance sheet line item
	Assets	Liabilities
Fair value hedges
Interest rate
- Fixed rate	287,670	(4,955)	Financial assets investments

December 31, 2019
In thousands of USD
	Carrying amount of hedged	Accumulated amount of fair value
	item	adjustments on the hedged item	Balance sheet line item
	Assets	Assets
Fair value hedges
Interest rate
- Fixed rate	87,781	(1,512)	Financial assets investments

The following table sets forth the notional amount and fair value of the hedged item recognized in the statement of financial position as ‘Financial assets investments’, as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
In millions of COP
Notional amount	273,055	260,696
Fair value	300,959	287,670

	December 31, 2020	December 31, 2019
In thousands of USD
Notional amount	79,550	79,550
Fair value	87,679	87,781

The following table contains information regarding the effectiveness of the hedging relationships designated by the Group, as well as the impacts on profit or loss and other comprehensive income:

December 31, 2020
In millions of COP
	Gains / (loss) recognized in	Hedge Ineffectiveness recognized in	P&L line item that includes hedge
	OCI	P&L	ineffectiveness
Fair value hedges
Interest rate
- Fixed rate	-	(3,746)	Other operating income

December 31, 2019
In millions of COP
	Gains / (loss) recognized in	Hedge Ineffectiveness recognized in	P&L line item that includes hedge
	OCI	P&L	ineffectiveness
Fair value hedges
Interest rate
- Fixed rate	-	663	Other operating income

December 31, 2018
In millions of COP
	Gains / (loss) recognized in	Hedge Ineffectiveness recognized in	P&L line item that includes hedge
	OCI	P&L	ineffectiveness
Fair value hedges
Interest rate
- Fixed rate	-	14,158	Other operating income

Net foreign investment

The Bank has designated debt securities in issue for USD 2,200,000 as a hedged instrument for hedging a portion of the net assets of Banistmo S.A.. Consequently, the exchange difference relating to the translation of the debt securities in issue are recognized directly in other comprehensive income by the Parent Company. The adjustment recognized in other comprehensive income amounted to COP (341,792), COP (60,258) and COP (584,650), for the years ended at December 31, 2020, 2019 and 2018, respectively.

For further information see note 18 Debt instruments in issue and Consolidated Statement of Comprehensive Income.

Offsetting of derivatives

The Bank enters into International Swaps and Derivatives Association (ISDA) master netting agreements or similar agreements with substantially all of the Bank’s derivative counterparties. Where legally enforceable, and depending on the Bank’s intention, these master netting agreements give the Bank, in the event of default by the counterparty, the right to liquidate securities and cash equivalents held as collateral and to offset receivables and payables with the same counterparty.

The table below presents derivative instruments subject to enforceable master netting agreements and other similar agreements but not offset in the statement of financial position as of December 31, 2020 and 2019 by derivative and by risk:

As of December 31, 2020

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Swaps	947,053	(615,625)
Forwards	975,125	(880,614)
Options	36,811	(66,601)
Interest rate contracts
Swaps	840,042	(803,153)
Equity contracts
Forwards	1,688	(15,333)
Gross derivative assets/liabilities	2,800,719	(2,381,326)
Offseting of derivates	-	-
Derivative financial instruments in statement of financial position	2,800,719	(2,381,326)
Master netting agreements	(2,258,118)	2,381,326
Cash collateral received/paid	(251,949)	-
Equity collateral received/paid	(290,652)	-
Total derivative financial instruments assetss/ liabilities before collateral and Master netting agreements	-	-

As of December 31, 2019

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Swaps	757,296	(652,610)
Forwards	715,365	(768,015)
Options	55,598	(58,500)
Interest rate contracts
Swaps	372,553	(377,341)
Equity contracts
Forwards	2,143	(4,346)
Gross derivative assets/liabilities	1,902,955	(1,860,812)
Offseting of derivates	-	-
Derivative financial instruments in statement of financial position	1,902,955	(1,860,812)
Master netting agreements	(1,803,407)	1,787,511
Cash collateral received/paid	(99,548)	73,301
Total derivative financial instruments assetss/ liabilities before collateral and Master netting agreements	-	-

For further information about offsetting of other financial assets and liabilities see Note 16 Interbank deposits and repurchase agreements and other similar secured borrowing.

Interest rate benchmark reform

The Bank, through Banistmo, has fair value hedge accounting relationships that are exposed to LIBOR. Given this benchmark rate is subject to uncertainty as a result of the replacement of LIBOR, the Bank has adopted the amendments to IFRS 9 which provide temporary relief from applying specific hedge accounting requirements (as explained in note 2 Significant Accounting Policies).

The hedge accounting relationships that are affected by the adoption of the temporary hedge exceptions items are presented in the Statement of Financial Position. The bank assumed that the hedge accounting will remain highly probable and that the hedge relationship will remain highly effective.

The Bank maintains swaps as hedging instruments where it changes flows as follows: it pays a fixed interest rate and receives floating interest to hedge the market risk of fixed rate debt instruments.

The table below shows the notional value of hedging instruments by benchmark interest rate impacted by the reform.

December 31, 2020
In millions of COP
	Notional value of	Maturing after
	hedging instruments	31 December 2021
Fair value hedges
USD LIBOR	79,550	79,550

The main sources of ineffectiveness for interest rate risk hedge accounting relationships are:

•	Differences in the interest rate market curves applied to discount the hedging instrument and the hedged instrument.

The effects of the reforms identified for the LIBOR rate transition, where it could be affected if the agreed times for the changes do not coincide with those made by the international market and have different impacts on the hedged instrument and the hedging instruments.